Income taxes - Deferred tax balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
NET DEFERRED TAX LIABILITY	$ (3,310)	$ (5,642)	$ (4,827)	$ (5,622)
Net operating losses and tax carry forwards
Deferred tax assets and liabilities
Deferred tax asset	5,106	3,752	3,779
Employee benefits
Deferred tax assets and liabilities
Deferred tax asset	1,004	970	995
Other temporary non-deductible provisions or tax deductions
Deferred tax assets and liabilities
Deferred tax asset	9,068	8,660	8,409
Deferred tax liability	(3,847)	(2,995)	(2,541)
Differences in depreciations
Deferred tax assets and liabilities
Deferred tax liability	$ (14,641)	$ (16,029)	$ (15,469)